K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

February 3, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

333-163497

811-21216

Ladies and Gentlemen:

On behalf of the Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 1 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, which is also amendment no. 7 to the Registration Statement under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.) M. Winget (w/encl.) S. Cogan (w/encl.)